Skadden, Arps, Slate, Meagher & Flom llp
155 NORTH WACKER DRIVE
CHICAGO, ILLINOIS 60606

June 30, 2011

FIRM/AFFILIATE OFFICES

BOSTON HOUSTON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO WASHINGTON, D.C. WILMINGTON

BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW MUNICH PARIS SÃO PAULO SHANGHAI SINGAPORE SYDNEY TOKYO TORONTO VIENNA
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Invesco Van Kampen Senior Loan Fund (CIK No.: 0000853180) N-14 Registration Statement
Ladies and Gentlemen:
     On behalf of Invesco Van Kampen Senior Loan Fund (the “Acquiring Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 is the electronic version of the Fund’s Joint Proxy Registration Statement/Prospectus on Form N-14 (the “Registration Statement”). This Registration Statement is being filed to register Class IB Shares of the Acquiring Fund that will be issued to shareholders of Invesco Prime Income Trust (the “Target Fund”) in connection with the acquistition by the Acquiring Fund of substantially all of the assets and the assumption of all of the liabilities of the Target Fund.
     Should the staff have any questions regarding the foregoing, please do not hesitate to call Peter Davidson of Invesco at (713) 214-7888 or the undersigned at (312) 407-0641.
Very truly yours,
/s/ Kevin T. Hardy
Kevin T. Hardy